Restricted Share Grant Activity (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Feb. 22, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of RSUs
Unvested, beginning balance			369,648	439,350	593,000
Granted			102,117	80,298	61,350
Vested		(199,998)	(258,000)	(150,000)	(215,000)
Unvested, ending balance		439,350	213,765	369,648	439,350
Weighted-average grant date fair value
Unvested, beginning balance			$ 5.76	$ 5.37	$ 5.11
Granted	$ 7.59		$ 10.00	$ 7.44	$ 6.39
Vested			$ 5.26	$ 5.50	$ 4.95
Unvested, ending balance		$ 5.37	$ 8.40	$ 5.76	$ 5.37
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)			1 year 6 months 11 days	11 months 5 days	1 year 5 months 1 day
Aggregated intrinsic value
Aggregated intrinsic value		$ 3,661,250	$ 5,758,829	$ 3,696,480	$ 3,661,250